INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
Schedule of intangible assets

	As of December 31,
	2024	2023
	US$	US$
Trademark licenses with indefinite useful lives	116,083	116,083
License plates with indefinite useful lives	275	277
Others	142	—
Intangible assets	116,500	116,360